Stockholders' Equity (Deficit)	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)

NOTE 12 – Stockholders’ Equity (Deficit)

2018 Private Placement

From July 9, 2018 through November 30, 2018 (the final closing), the Company entered into subscription agreements (each, a “Purchase Agreement”) with certain accredited investors (the “Purchasers”), pursuant to which the Company, in a private placement (the “2018 Private Placement”), agreed to issue and sell to the Purchasers units (each, a “Unit”), each consisting of (i) 1 share (each, a “Share”) of common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the “2018 Warrants”). The initial closing of the 2018 Private Placement was consummated on July 9, 2018. As of the termination of the 2018 Private Placement on December 12, 2018, the Company had issued and sold an aggregate of 615,200 Units at a price of $2.50 per Unit to the Purchasers, for total gross proceeds to the Company of $1,538,000 before deducting offering expenses (zero and 170,000 Units were sold during the three and six months ended March 31, 2019, respectively).

Under the Purchase Agreement, the Company agreed to use the net proceeds from the 2018 Private Placement to pay the outstanding principal and accrued interest on its 2017 Convertible Notes if such notes did not convert prior to maturity, to pay the principal on its unsecured term loans, for research and development, clinical studies, legal fees and sales and marketing expenses, as well as working capital and general corporate purposes. The Company granted the Purchasers indemnification rights with respect to its representations, warranties and agreements under the Purchase Agreement.

The 2018 Warrants are exercisable beginning on the date of issuance and will expire on July 9, 2023, five years from the date of the first closing. The 2018 Warrants were accounted for as free standing equity instruments and classified as additional paid-in capital in the accompanying condensed consolidated balance sheets based on their relative fair value to the underlying common shares issued. The relative fair value of the 2018 Warrants issued during the six month period ended March 31, 2019 was $115,674 and was based on the Black-Scholes pricing model. Input assumptions used were as follows on a weighted average basis: a risk-free interest rate of 2.9%; expected volatility of 49.8%; expected life of 4.6 years; and expected dividend yield of 0%. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

In February 2019, the Company amended its engagement letter with one of its placement agents in the 2018 Private Placement, HRA Capital (“HRA”), acting through its affiliate, Corinthian Partners, LLC, each of which are affiliates of one of the Company’s greater than 5% stockholders. Pursuant to the original agreement (prior to the amendment), the Company agreed to pay HRA 10% of the gross proceeds (the “HRA Fee”) received by the Company in subsequent private placement transactions from investors with whom HRA or Corinthian Partners, LLC had material contact with for purposes of the engagement letter (the “Prospects”), provided such compensation would only be paid in connection with private placement transactions that closed within 12 months of the expiration of the engagement letter (the “Tail Period”). The Company agreed to issue to HRA warrants to purchase shares of Common Stock (or common stock equivalents) in an amount equal to 10% of the shares purchased by Prospects during the Tail Period (“HRA Warrants”).

In February 2019, the Company and HRA agreed (i) to extend the Tail Period until June 30, 2019, (ii) to modify the HRA Fee so that HRA is entitled to receive a cash fee equal to 8% of the gross proceeds received by the Company from Prospects in all subsequent private placement transactions and (iii) to modify the HRA Warrants so that they are exercisable to purchase shares of Common Stock (or common stock equivalents) in an amount equal to 8% of the shares of Common Stock purchased by Prospects in subsequent private placements (collectively, the “HRA Amendments”). Upon issuance, the HRA Warrants will be immediately exercisable and expire five years from the closing of the related transaction.

In connection with the 2018 Private Placement, the Company recorded issuance costs in the amount of a credit of $(24,029) during the three months ended March 31, 2019 stemming largely from the February 2019 HRA commission structure change, and an expense of $35,665 during the six month period ended March 31, 2019. The issuance costs included commissions to the brokers equal to 8% of the gross proceeds from the sale of the Units that qualify for the commission which amounted to $17,240. In addition to the brokers’ commission, the issuance costs included the estimated value of the 5-year warrants to be issued to the brokers to purchase an amount of common stock equal to 8% of the total amount of qualifying Shares sold in the 2018 Private Placement at an exercise price of $3.00 per share upon the close of the 2018 Private Placement. A commission liability increase in the amount of $11,085 was recorded during the six month period ended March 31, 2019 related to the 40,416 broker warrants issuable upon the close of the 2018 Private Placement. Lastly, third party legal costs in the amount $7,340 comprised the balance of the issuance costs incurred during the six months ended March 31, 2019.

In connection with the 2018 Private Placement, the Company entered into registration rights agreements with each of the Purchasers pursuant to which the Company agreed to file a registration statement with the SEC covering the resale of the shares of common stock sold in the 2018 Private Placement and the shares of common stock issuable upon exercise of the 2018 Warrants. The Company agreed to file such registration statement within 75 days of the final closing of the 2018 Private Placement. Each registration rights agreement included customary indemnification rights in connection with the registration statement.

2019 Private Placement

On December 12, 2018, the Board of Directors of the Company terminated the 2018 Private Placement. From December 28, 2018 through March 31, 2019, the Company entered into Subscription Agreements (each, a “2019 Purchase Agreement”) with certain accredited investors (the “New Purchasers”), pursuant to which the Company, in a new private placement (the “2019 Private Placement”), agreed to issue and sell Units (the “2019 Units”), each consisting of (i) 1 share of common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the “2019 Warrants”), to the New Purchasers. The initial closing of the 2019 Private Placement was consummated on December 28, 2018. The Company issued and sold an aggregate of 1,903,979 Units at $2.50 per Unit to the New Purchasers, for total gross proceeds to the Company of approximately $4,759,948 before deducting offering expenses from December 28, 2018 through March 31, 2019 (1,743,979 and 1,903,979 Units were sold during the three and six months ended March 31, 2019, respectively).

In connection with the 2019 Private Placement, the Company has agreed to issue and sell to accredited investors up to a maximum of 4,000,000 2019 Units (the “Maximum Offering”) at a price of $2.50 per 2019 Unit for total gross proceeds to the Company of up to $10,000,000. The Maximum Offering may be increased by the Company in its sole discretion, without notice. If the Company issues the Maximum Offering amount, 4,000,000 shares of common stock would be issuable upon exercise of the 2019 Warrants. Under the 2019 Purchase Agreement, the Company has agreed to use the net proceeds from the 2019 Private Placement to pay the outstanding principal and accrued interest on its convertible promissory notes if such notes do not convert prior to maturity, to pay the principal on its unsecured term loans, for research and development, clinical studies, legal fees and sales and marketing expenses, as well as working capital and general corporate purposes. The Company has granted the New Purchasers indemnification rights with respect to its representations, warranties and agreements under the 2019 Purchase Agreement.

The 2019 Warrants are exercisable beginning on the date of issuance and will expire on December 28, 2023, five years from the date of the first closing of the 2019 Private Placement. Prior to expiration, subject to the terms and conditions set forth in the 2019 Warrants, the holders may exercise the 2019 Warrants for shares of common stock by providing notice to the Company and paying the $3.00 per share exercise price for each share so exercised. The relative fair value of the 2019 Warrants issued during the three and six month period ended March 31, 2019 was $1,193,564 and $1,301,241, respectively, and was based on the Black-Scholes pricing model. Input assumptions used were on a weighted average basis as follows: a risk-free interest rate of 2.5%; expected volatility of 50.6%; expected life of 4.8 years; and expected dividend yield of 0%. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering traded price, forward multiples from guideline public companies and recent private placement transactions, using allocation and marketability-discount methodologies.

In connection with the 2019 Private Placement, Paulson Investment Company, LLC (“Paulson”) will receive a cash commission equal to 12% of the gross proceeds from the sale of the 2019 Units sold by Paulson. In addition to the brokers’ commission, the Company will issue 5-year warrants to Paulson to purchase an amount of Common Stock equal to 10% of the total amount of Shares sold in the 2019 Private Placement at an exercise price of $2.75 per share. HRA will receive a cash commission equal to 8% of the gross proceeds from the sale of the 2019 Units sold by HRA. In addition to the brokers’ commission, the Company will issue 5-year warrants to HRA to purchase an amount of Common Stock equal to 8% of the total amount of Shares sold by HRA in the 2019 Private Placement at an exercise price of $3.00 per share.

The issuance costs incurred during the three and six month period ending March 31, 2019 under the 2019 Private Placement were $722,806 and $812,428, respectively. Issuance costs incurred through March 31, 2019 included cash commissions equal to $561,294 and third party legal costs in the amount of $71,491. In addition, issuance costs included the estimated value of the 5-year warrants in the amount of $179,643 to be issued to the brokers to purchase an amount of common stock equal to 180,658 shares.

Warrant Activity and Summary

The following table summarizes warrant activity during the six month period ended March 31, 2019:

		Exercise Price	Weighted Average
	Warrants	Per Warrant	Exercise Price
Outstanding and exercisable at September 30, 2018	2,927,572	$1.80 - 3.00	$1.98
Issued	3,752,337	$2.50-3.00	$2.89
Exercised	(231,296)	$1.80	$1.80
Forfeited	—	$—	$—
Outstanding and exercisable at March 31, 2019	6,448,613	$1.80 - $3.00	$2.52

As of March 31, 2019, 221,074 warrants were committed to be issued in connection with 2018 Private Placement and 2019 Private Placement at an exercise price ranging from $2.75 to $3.00 per share.

NOTE 10 - Stockholders’ Deficit

Private Placement and Corresponding Issuance of Common Stock and Warrants

From July 9, 2018 through September 28, 2018, the Company entered into subscription agreements (each, a “Purchase Agreement”) with certain accredited investors (the “Purchasers”), pursuant to which the Company, in a private placement (the “2018 Private Placement”), agreed to issue and sell to the Purchasers units (each, a “Unit”), each consisting of (i) 1 share (each, a “Share”) of the Company’s common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the “2018 Warrants”). The initial closing of the 2018 Private Placement was consummated on July 9, 2018. As of September 30, 2018, the Company has issued and sold an aggregate of 445,200 Units to the Purchasers, for total gross proceeds to the Company of approximately $1,113,000 before deducting offering expenses.

In connection with the 2018 Private Placement, the Company has agreed to issue and sell to accredited investors up to a maximum of 4,000,000 Units (the “Maximum Offering”) at a price of $2.50 per Unit for total gross proceeds to the Company of up to $10,000,000. If the 2018 Private Placement is over-subscribed, the Company may, in its discretion sell up to an additional 600,000 Units (the “Over-Allotment”) to cover such over subscriptions. If the Company issues the Maximum Offering amount, 4,000,000 shares of Common Stock (4,600,000 shares of Common Stock if the Over-Allotment is exercised) would be issuable upon exercise of the 2018 Warrants. The Company may conduct any number of additional closings so long as the final closing occurs on or before January 2, 2019. Under the Purchase Agreement, the Company has agreed to use the net proceeds from the 2018 Private Placement to pay the outstanding principal and accrued interest on its 2017 Convertible Notes if such notes do not convert prior to maturity, to pay the principal on its unsecured term loans, for research and development, clinical studies, legal fees and sales and marketing expenses, as well as working capital and general corporate purposes. The Company has granted the Purchasers indemnification rights with respect to its representations, warranties and agreements under the Purchase Agreement.

The 2018 Warrants are exercisable beginning on the date of issuance and will expire on July 9, 2023, five years from the date of the first closing. The 2018 Warrants were accounted for as free standing equity instruments and classified as additional paid-in capital in the accompanying consolidated balance sheets based on their relative fair value to the underlying common shares issued. The fair value of the 2018 Warrants issued was $318,759 and was based on the Black-Scholes pricing model. Input assumptions used were as follows: a risk-free interest rate of 2.82 percent; expected volatility of 49.8 percent; expected life of 4.91 years; and expected dividend yield of 0 percent. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

In connection with the 2018 Private Placement, the Company recorded issuance costs in the amount of $173,067 as of September 30, 2018. The issuance costs included commissions to the brokers equal to 10% of the gross proceeds from the sale of the Units that qualify for the commission and amounted to $83,800. In addition to the brokers’ commission, the issuance costs included the estimated value of the 5-year warrants to be issued to the brokers to purchase an amount of Common Stock equal to 10% of the total amount of qualifying Shares sold in the 2018 Private Placement at an exercise price of $3.45 per share upon the close of the 2018 Private Placement. A liability in the amount of $26,878 was recorded as of September 30, 2018 related to the broker warrants. Lastly, third party legal costs in the amount $62,389 comprised the balance of the issuance costs incurred as of September 30, 2018.

In connection with the 2018 Private Placement, the Company entered into registration rights agreements with each of the Purchasers pursuant to which the Company has agreed to file a registration statement with the SEC covering the resale of the shares of common stock sold in the 2018 Private Placement and the shares of Common Stock issuable upon exercise of the 2018 Warrants. The Company has agreed to file such registration statement within 75 days of the final closing of the 2018 Private Placement. Each registration rights agreement includes customary indemnification rights in connection with the registration statement.

Warrant Activity and Summary

The following table summarizes warrant activity during the year ended December 31, 2017 and the nine month transition period ended September 30, 2018:

		Exercise Price	Weighted Average
	Warrants	Per Warrant	Exercise Price
Outstanding at January 1, 2017	—	$—	$—
Issued	189,750	$1.80	$1.80
Exercised	—	$—	$—
Forfeited	—	$—	$—
Outstanding and exercisable at December 31, 2017	189,750	$1.80	$1.80
Issued	2,737,822	$1.80 - 3.00	$2.00
Exercised	—	$—	$—
Forfeited	—	$—	$—
Outstanding and exercisable at September 30, 2018	2,927,572	$1.80 - 3.00	$1.98

The following table summarizes information about warrants outstanding at September 30, 2018:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life (Years)	Number Exercisable at September 30, 2018
$1.80	2,482,372	3.1	2,482,372
$3.00	445,200	4.8	445,200
Total	2,927,572		2,927,572

The July 2017 Acquisition

Pursuant to the Acquisition of NeuroOne on July 20, 2017, the Company acquired 100% of NeuroOne shares in exchange for the issuance of Company shares and NeuroOne became the Company’s wholly-owned subsidiary. Also, at the closing, Mr. Samad (the majority owner of the Company prior to the Acquisition) tendered for cancellation 3,500,000 Company shares held by him as part of the conditions to closing resulting in a net exchange of 1,573,000 shares of common stock (see further details in Note 1 – Organization and Nature of Operations).

At the time of Acquisition, the Company had authorized 100,000,000 shares of common stock with a par value of $0.001 and 10,000,000 shares of preferred stock with a par value of $0.001.

Predecessor NeuroOne, Inc. Activity

On October 20, 2016, prior to the Merger with the LLC, NeuroOne issued 5,131,514 shares of common stock (as adjusted for the exchange ratio in connection with the Acquisition) as founders’ shares to seven individuals. Three of those investors were officers of NeuroOne. NeuroOne recorded $9,050 of share subscription receivable for these stock issuances in 2016, which remained outstanding as of December 31, 2016. The shares were subscribed at value of $0.03 per share based on a valuation prepared by NeuroOne utilizing a weighted average market value of invested capital methodology. In June 2017, the purchase price owed by the seven individuals for the founders’ shares of NeuroOne under their respective subscription agreements totaling $9,050 was forgiven by NeuroOne prior to the Acquisition.